Segment Financial Information - Schedule of Income by Product (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of operating segments [line items]
Total domestic sales	$ 25,250,369	$ 503,712,031	$ 807,020,214	$ 980,559,538
Total export sales	$ 22,318,965	445,234,329	585,842,291	691,886,610
Operating segments [member]
Disclosure of operating segments [line items]
Total domestic sales		503,712,031	807,020,214	980,559,538
Total export sales		445,234,329	585,842,291	691,886,610
Operating segments [member] | Refined Petroleum Products and Derivatives [member]
Disclosure of operating segments [line items]
Total domestic sales		409,240,569	725,759,040	850,342,124
Total export sales		107,391,773	118,495,443	167,796,526
Operating segments [member] | Gas [member]
Disclosure of operating segments [line items]
Total domestic sales		79,176,837	66,303,063	110,219,691
Total export sales		32,192,334	53,353,075	34,446,277
Operating segments [member] | Petrochemical Products [member]
Disclosure of operating segments [line items]
Total domestic sales		15,294,625	14,958,111	19,997,723
Total export sales		4,451,108	5,222,381	7,384,762
Operating segments [member] | Crude oil [member]
Disclosure of operating segments [line items]
Total export sales		$ 301,199,114	$ 408,771,392	$ 482,259,045